Transactions and balances with related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Deferred income
Threshold percentage for disclosure of related party transactions, individual ownership of any class of securities	10.00%
MTN
Deferred income
Expenses		$ 251
Prepayments by related party for employee purchases		$ 1,097
Former Members of the Management Board
Deferred income
Key management personnel compensation	$ 1,700